Consolidated Statements of Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
NET INCOME	R$ 3,909,750
Gain (losses) on actuarial liabilities
Post employment benefits	(271,345)
Taxes on other comprehensive income	92,190
Total other comprehensive income, net of taxes	(179,155)
TOTAL COMPREHENSIVE INCOME	3,730,595	R$ 1,939,685	R$ 1,405,644
Attributable to controlling shareholders - continuing operations	3,645,033
Attributable to controlling shareholders - discontinued operations	80,221
Attributed to non-controlling shareholders - continuing operations	R$ 5,341
Restated [Member]
NET INCOME		2,062,869	1,444,004
Gain (losses) on actuarial liabilities
Post employment benefits		(186,628)	(58,354)
Taxes on other comprehensive income		63,444	19,994
Total other comprehensive income, net of taxes		(123,184)	(38,360)
TOTAL COMPREHENSIVE INCOME		1,939,685	1,405,644
Attributable to controlling shareholders - continuing operations		1,950,810	1,270,387
Attributable to controlling shareholders - discontinued operations		(88,321)	98,162
Attributed to non-controlling shareholders - continuing operations		R$ 77,196	R$ 37,095